Long-Term Convertible Debt, net of debt discount	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Scienture Inc [Member]
Long-Term Convertible Debt, net of debt discount

Note 6 Long-Term Convertible Debt, net of debt discount

In September 2023, the Company entered into a loan agreement with NVK Finance LLC, a Nebraska Limited Liability Company (‘NVK”) for $2,000,000. The Board Member of the Company has significant influence in the decision making in NVK and hence considered as a related party. The debt shall accrue interest at a per annum rate equal to Prime Rate plus 7 percent and the prime rates shall be adjusted quarterly commencing on December 2023. As of June 30, 2024 and December 31, 2023, the interest rate was 15.50%. The debt is collateralized by all of the Company’s receivables, cash and cash equivalents and the title in Intellectual Property Rights and all proceeds thereof. The principal is entirely repayable on the maturity date i.e. September 2025 and interest shall be paid monthly upon a Qualified Financing as defined in the Loan Agreement. Interest expense related to the debt amounted to $95,583 for the year ended December 31, 2023 and the principal amount is entirely outstanding as at December 31,2023. The outstanding balance under the NVK debt is convertible into common stock of the Company at a fully-diluted Company valuation of $60,000,000.

In connection with the NVK debt, the Company granted 509,014 warrants to purchase common stock. The fair value of the warrants was $444,260 using Black-Scholes option pricing model, which will be amortized to interest expense over the life of the notes. During the six months ended June 30, 2024, the Company amortized $109,544 of the debt discount to interest expense.

Long-term convertible debt, net of debt discount, consisted of the following:

	June 30,	December 31,
	2024	2023
Principal	$2,000,000	$2,000,000
Less: Unamortized debt discount	265,339	374,883
Long-term convertible notes, net of debt discount	$1,734,661	$1,625,117

Maturities of the outstanding notes are as follows:

Years Ending December 31
2024	$-
2025	2,000,000
$2,000,000

Note 6 Long-Term Convertible Debt, net of debt discount

In September 2023, the Company entered into a loan agreement with NVK Finance LLC, a Nebraska Limited Liability Company (‘NVK”) for $2,000,000. The Board Member of the Company has significant influence in the decision making in NVK and hence considered as a related party. The debt shall accrue interest at a per annum rate equal to Prime Rate plus 7 percent and the prime rates shall be adjusted quarterly commencing on December 2023. As of December 31, 2023, the interest rate was 15.50%. The debt is collateralized by all of the Company’s receivables, cash and cash equivalents and the title in Intellectual Property Rights and all proceeds thereof. The principal is entirely repayable on the maturity date i.e. September 2025 and interest shall be paid monthly upon a Qualified Financing as defined in the Loan Agreement. Interest expense related to the debt amounted to $95,583 for the year ended December 31, 2023 and the principal amount is entirely outstanding as at December 31,2023. The outstanding balance under the NVK debt is convertible into common stock of the Company at a fully-diluted Company valuation of $60,000,000.

In connection with the NVK debt, the Company granted 509,014 warrants to purchase common stock. The fair value of the warrants was $444,260 using Black-Scholes option pricing model, which will be amortized to interest expense over the life of the notes. During the year ended December 31, 2023, the Company amortized $69,377 of the debt discount to interest expense. (Refer – Note 11– Warrants)

Long-term convertible debt, net of debt discount, consisted of the following:

	December 31,
	2023	2022
Principal	$2,000,000	$-
Less: Unamortized debt discount	374,883	-
Long-term convertible debt, net of debt discount	$1,625,117	$-

Maturities of the outstanding debt are as follows:

Years Ending December 31
2024	$-
2025	2,000,000
$2,000,000